PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 25 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2022	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342
Additions (cash and non-cash)	2	257	1,389	120	66	276	2,110
Dispositions	(10)	(24)	(304)	—	(9)	(119)	(466)
Acquisitions through business combinations (1)	23	66	982	—	39	131	1,241
Transfers and assets reclassified as held for sale	(36)	19	(78)	(182)	—	(10)	(287)
Foreign currency translation and other	(5)	(413)	(293)	—	(122)	(127)	(960)
Balance at December 31, 2022	$366	$4,272	$8,902	$4,135	$1,999	$2,306	$21,980
Additions (cash and non-cash)	—	381	2,014	567	56	415	3,433
Dispositions	(59)	(402)	(2,231)	(59)	(97)	(741)	(3,589)
Acquisitions through business combinations (1)	—	6	203	—	—	27	236
Foreign currency translation and other	(24)	(24)	271	—	62	47	332
Balances at December 31, 2023	$283	$4,233	$9,159	$4,643	$2,020	$2,054	$22,392

Accumulated depreciation and impairment
Balance at January 1, 2022	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Depreciation/depletion/impairment expense	—	(147)	(945)	(277)	81	(338)	(1,626)
Dispositions	—	21	129	—	7	88	245
Transfers and assets reclassified as held for sale	—	—	32	116	—	1	149
Foreign currency translation and other	—	20	54	—	51	37	162
Balances at December 31, 2022	$—	$(543)	$(2,395)	$(1,500)	$(833)	$(816)	$(6,087)
Depreciation/depletion/impairment expense	—	(141)	(1,137)	(205)	(236)	(330)	(2,049)
Dispositions	—	83	993	55	33	404	1,568
Foreign currency translation and other	—	12	(228)	—	132	(16)	(100)
Balance at December 31, 2023	$—	$(589)	$(2,767)	$(1,650)	$(904)	$(758)	$(6,668)
Net book value
December 31, 2022	$366	$3,729	$6,507	$2,635	$1,166	$1,490	$15,893
December 31, 2023	$283	$3,644	$6,392	$2,993	$1,116	$1,296	$15,724
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(1)See Note 3 for additional information.
The carrying value and depreciation/impairment expense of right-of-use assets along with the carrying value of assets subject to operating leases in which the partnership is a lessor as at December 31, 2023 and 2022 are outlined below, by class of underlying asset:

	Year ended December 31, 2023
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$71	$685	$503	$—	$37	$1,296
Depreciation/impairment expense	(7)	(170)	(138)	—	(15)	(330)
Lessor
Assets subject to operating leases	—	21	2,839	2,981	—	5,841

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$107	$866	$467	$—	$50	$1,490
Depreciation/impairment expense	(12)	(160)	(132)	(12)	(22)	(338)
Lessor
Assets subject to operating leases	1	25	2,198	2,329	—	4,553